Other Long-Term Assets	12 Months Ended
Dec. 31, 2021
Other Long-Term Assets [Abstract]
OTHER LONG-TERM ASSETS	NOTE 8:- OTHER LONG-TERM ASSETS
			Convenience
			translation
	December 31,		December 31,
	2020	2021	2021
	N I S		U.S. dollars
Restricted cash	473	444	143
	473	444	143